Long term debt	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Long term debt
Long term debt
a) Long term debt amounts are as follows:
Current:

	December 31, 2015	December 31, 2014
Credit Facility (note 13(b))	$5,962	$—
Long term:

	December 31, 2015	December 31, 2014
Credit Facility (note 13(b))	$22,610	$5,536
Series 1 Debentures (note 13(c))	19,927	58,733
	$42,537	$64,269

b) Credit Facility

	December 31, 2015	December 31, 2014
Term Loan	$28,572	$—
Revolver	—	5,536
Total Credit Facility	28,572	5,536
Less: current portion	(5,962)	—
	$22,610	$5,536

On July 8, 2015, the Company entered into the Sixth Amended and Restated Credit Agreement ("the Credit Facility") with the existing banking syndicate, replacing the Fifth Amended and Restated Credit Agreement (the "Previous Credit Facility"). The Credit Facility provides for borrowings of up to $100.0 million, contingent upon the value of the borrowing base as defined by the Credit Facility. The Credit Facility matures on September 30, 2018.
The Credit Facility is composed of a $70.0 million revolving loan (the "Revolver") that will support borrowing and letters of credit and a $30.0 million term loan ("Term Loan") to support the redemption of the Company's unsecured Series 1 Senior Debentures. The Term Loan is to be repaid based on an 84 months amortization schedule and prepaid by an annual sweep of 25% of consolidated excess cash flow as defined in the Credit Facility. There is a accelerated payment of $1.7 million required as a result of the 2015 annual sweep calculation. The Credit Facility provided pre-approval for the redemption of the Series 1 Debentures in an amount up to $40.0 million and required that the principal on the Series 1 Debentures be reduced to a maximum outstanding face value of $20.0 million by June 30, 2016.
The Credit Facility provides a borrowing base determined by the value of account receivables, inventory, unbilled revenue and plant and equipment. Under the terms of the agreement, the Senior Leverage Ratio is to be maintained at less than3.5:1 through December 31, 2016 and thereafter reduced to a ratio of less than 3.0:1, while the Fixed Charge Cover Ratio is to be maintained at a ratio greater than 1.0:1. As at December 31, 2015, the Company was in compliance with the covenants.
As at December 31, 2015, there was $2.4 million in letters of credit issued under the Revolver and a $28.6 million unpaid balance for the Term Loan. The December 31, 2015 borrowing base allowed for a maximum draw of $83.8 million. At December 31, 2015, the Company’s unused borrowing availability under the Revolver was $52.8 million.
As at December 31, 2014, under the Previous Credit Facility, there was a $5.5 million drawdown against the Revolver under Tranche A of the First Amending Agreement to the Fifth Amended and Restated Credit Agreement (the "Previous Credit Facility") and there was $5.1 million of issued and undrawn letters of credit under Tranche B.
The Credit Facility bears interest at Canadian prime rate, U.S. Dollar Base Rate, Canadian bankers’ acceptance rate or London interbank offered rate (LIBOR) (all such terms as used or defined in the Credit Facility), plus applicable margins. In each case, the applicable pricing margin depends on the Company’s Total Debt to trailing 12-month Consolidated EBITDA ratio as defined in the Credit Facility. The Credit Facility is secured by a first priority lien on all of the Company’s existing and after-acquired property.
c) Series 1 Debentures
On April 7, 2010, the Company issued $225.0 million of 9.125% Series 1 Debentures (the “Series 1 Debentures”). The Series 1 Debentures mature on April 7, 2017. The Series 1 Debentures bear interest at 9.125% per annum, payable in equal instalments semi-annually in arrears on April 7 and October 7 in each year.
The Series 1 Debentures are unsecured senior obligations and rank equally with all other existing and future unsecured senior debt and senior to any subordinated debt that may be issued by the Company or any of its subsidiaries. The Series 1 Debentures are effectively subordinated to all secured debt to the extent of collateral on such debt.
The Series 1 Debentures are redeemable at the option of the Company, in whole or in part, at any time up to and including April 6, 2015 at 101.52% of the principal amount plus interest accrued and unpaid to the redemption date; and on or after April 7, 2016 at 100.00% of the principal amount plus interest accrued and unpaid to the redemption date.
If a change of control occurs, the Company is required to offer to purchase all or a portion of each debenture holder’s Series 1 Debentures, at a purchase price in cash equal to 101.00% of the principal amount of the Series 1 Debentures offered for repurchase plus accrued and unpaid interest to the date of purchase.
On August 14, 2015, the Company redeemed $37.5 million of the Series 1 Debentures on a pro rata basis for 101.52% of the principal amount, plus accrued and unpaid interest of $1.2 million and recorded a loss on debt extinguishment of $0.6 million. During the year ended December 31, 2015, the Company also repurchased $1.3 million of the Series 1 Debentures, plus accrued and unpaid interest in three separate market transactions. In the year ended December 31, 2014 the Company redeemed $16.3 million of the Series 1 Debentures plus accrued and unpaid interest of $0.1 million.